   As filed with the Securities and Exchange Commission on September 3, 2015



                                                           File Nos. 333-198448


                                                                       811-04001


                                 UNITED STATES


                       SECURITIES AND EXCHANGE COMMISSION


                             WASHINGTON, D.C. 20549


                                    FORM N-4


            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                                                                              []


                          Pre-Effective Amendment No.

                                                                              []



                         Post-Effective Amendment No. 2


                                                                             [x]
                                      and

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940


                               Amendment No. 237
                                                                             [x]


                        (Check Appropriate Box or Boxes)



                      Metropolitan Life Separate Account E

                           (Exact Name of Registrant)



                      Metropolitan Life Insurance Company

                           (Exact Name of Depositor)


                                200 PARK AVENUE,

                               NEW YORK, NY 10166

        (Address of Depositor's Principal Executive Offices) (Zip Code)


                                 (212) 578-9500

              (Depositor's Telephone Number, including Area Code)


                           Ricardo A. Anzaldua, Esq.

                  Executive Vice President and General Counsel

                      Metropolitan Life Insurance Company

                                200 Park Avenue

                               New York, NY 10166

                    (Name and Address of Agent for Service)


                                   COPIES TO:

                                W. Thomas Conner

                                 Reed Smith LLP

                              1301 K Street, N.W.

                          Washington, D.C. 20005-3373


                 APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:


          On September 17, 2015 or as soon thereafter as practicable.



It is proposed that this filing will become effective (check appropriate box):


[]     immediately upon filing pursuant to paragraph (b) of Rule 485.



[x]    on September 17, 2015 pursuant to paragraph (b) of Rule 485.



[]     60 days after filing pursuant to paragraph (a)(1) of Rule 485.


[]     on (date) pursuant to paragraph (a)(1) of Rule 485.


[]     If appropriate, check the following box:


[]     this post-effective amendment designates a new effective date for a previously filed post-effective amendment.



                      TITLE OF SECURITIES BEING REGISTERED

Interest in a separate account under individual flexible premium deferred variable annuity contracts.

This registration statement incorporates herein by reference the Prospectus dated May 1, 2015 and the Statement of Additional Information dated May 1, 2015 for the MetLife Investment Portfolio Architect/SM/ Standard Version and MetLife Investment Portfolio Architect/SM/ C-Share Option contracts, included in Post-Effective Amendment No. 1 to the registration statement on Form N-4 (File Nos. 333-198448/811-04001) filed on April 15, 2015 pursuant to paragraph (b) of Rule 485.

                         METLIFE INSURANCE COMPANY USA
                   METLIFE INVESTORS USA SEPARATE ACCOUNT A

                      METROPOLITAN LIFE INSURANCE COMPANY
                     METROPOLITAN LIFE SEPARATE ACCOUNT E

                      SUPPLEMENT DATED SEPTEMBER 17, 2015
                     TO THE PROSPECTUSES DATED MAY 1, 2015

This supplement revises and, to the extent inconsistent therewith, replaces information contained in the prospectuses dated May 1, 2015 (each a "Prospectus" and together, the "Prospectuses") for the MetLife Investment Portfolio Architect - Standard Version and MetLife Investment Portfolio Architect - C Share Option variable annuity contracts issued by each of MetLife Insurance Company USA through MetLife Investors USA Separate Account A and Metropolitan Life Insurance Company through Metropolitan Life Separate Account
E. Certain terms used in this supplement have special meanings. If a term is not defined in this supplement, it has the meaning given to it in the respective Prospectus. It should be read in its entirety and kept together with your Prospectus for future reference. If you have any questions or would like a copy of a Prospectus, please contact us at 1-800-343-8496, or write to MetLife Insurance Company USA or Metropolitan Life Insurance Company, as applicable, at 11225 North Community House Road, Charlotte, NC 28277.

The Prospectuses are revised as follows:

1. SEPARATE ACCOUNT ANNUAL EXPENSES

The tables and related notes under "Separate Account Annual Expenses" are deleted in their entirety and replaced with the following:

SEPARATE ACCOUNT ANNUAL EXPENSES (Note 2)
(referred to as Separate Account Product Charges)
(as a percentage of average Account Value in the Separate Account)

  METLIFE INVESTMENT PORTFOLIO ARCHITECT - STANDARD VERSION
  ---------------------------------------------------------
  Mortality and Expense Charge                                           0.85%
  Administration Charge (Note 3)                                         0.25%
                                                                         ----
  Total Separate Account Annual Expenses                                 1.10%

  Optional Death Benefit - Return of Premium                             0.25%

  Total Separate Account Annual Expenses
  Including Charge for Optional Death Benefit                            1.35%

  METLIFE INVESTMENT PORTFOLIO ARCHITECT - C SHARE OPTION
  -------------------------------------------------------
  Mortality and Expense Charge                                           1.10%
  Administration Charge (Note 3)                                         0.25%
                                                                         ----
  Total Separate Account Annual Expenses                                 1.35%

  Optional Death Benefit - Return of Premium                             0.25%

  Total Separate Account Annual Expenses
  Including Charge for Optional Death Benefit                            1.60%

--------------------------------------------------------------------------------

Note 1. An account fee of $30 is charged on the last day of each Contract Year if the Account Value is less than $50,000. Different policies apply during the Income Phase of the contract. (See "Expenses.")

Note 2. Certain charges may not apply during the Income Phase of the contract. (See "Expenses.")

                                                                    SUP-IPA0915

Note 3. The administration charge may be reduced in certain circumstances. For contracts with $500,000 or greater in cumulative Purchase Payments, the reduced administration charge is 0.10% and 0.15% for the Standard Version and C Share Option, respectively. Please see "Expenses - Product Charges - Reduced Administration Charge" for more information.

2. ADMINISTRATION CHARGE

The section entitled "Administration Charge" under "Expenses - Product Charges" is deleted in its entirety and replaced with the following:

   "ADMINISTRATION CHARGE. This charge is equal, on an annual basis, to 0.25% of the average daily net asset value of each Investment Portfolio. This charge is reduced for contracts with $500,000 or greater in cumulative Purchase Payments as shown in the following table.

                 ADMINISTRATION CHARGE FOR    ADMINISTRATION CHARGE FOR
                 CONTRACTS WITH CUMULATIVE    CONTRACTS WITH CUMULATIVE
                  PURCHASE PAYMENTS LESS      PURCHASE PAYMENTS EQUAL TO
                 THAN OR EQUAL TO $499,999  OR GREATER THAN $500,000 (AS A
                (AS A PERCENTAGE OF AVERAGE     PERCENTAGE OF AVERAGE
      CONTRACT     ACCOUNT VALUE IN THE          ACCOUNT VALUE IN THE
      OPTION         SEPARATE ACCOUNT)            SEPARATE ACCOUNT)
      --------  --------------------------- ------------------------------
      Standard
      Version              0.25%                         0.10%

      C Share
       Option              0.25%                         0.15%

   This charge, together with the account fee (see below), is for the expenses associated with the administration of the contract. Some of these expenses are: issuing contracts, maintaining records, providing accounting, valuation, regulatory and reporting services, as well as expenses associated with marketing, sale and distribution of the contracts."

3. REDUCED ADMINISTRATION CHARGE

The following section is added immediately after the section entitled "Expenses
- Product Charges - Administration Charge":

   "REDUCED ADMINISTRATION CHARGE. The lower administration charge is applied and effective on the day when the amount of cumulative Purchase Payments reaches $500,000 or greater. This can occur on the issue date for contracts with an initial Purchase Payment of $500,000 or greater or on a later date as a result of one or more subsequent Purchase Payments. Once the lower administration charge is applied, it remains in effect and no adjustments will be made for withdrawals. We will not adjust the charge on a retroactive basis to recover any amount of the administration charge assessed during any Contract Year. The reduced charge applies to individual contracts only."

                                                                    SUP-IPA0915

                                     PART C

                               OTHER INFORMATION


ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS



a.   Financial Statements
     --------------------

The financial statements and financial highlights comprising each of the Investment Divisions of the
Separate Account are included in Part B of Post-Effective Amendment No. 1/Amendment No. 230 to Registration
Statement File Nos. 333-198448/811-04001 and include:

1.   Report of Independent Registered Public Accounting Firm

2.   Statements of Assets and Liabilities as of December 31, 2014

3.   Statements of Operations for the year ended December 31, 2014

4.   Statements of Changes in Net Assets for the years ended December 31, 2014 and 2013

5.   Notes to the Financial Statements

The consolidated financial statements and financial statement schedules of Metropolitan Life Insurance
Company and subsidiaries are included in Part B of Post-Effective Amendment No. 1/Amendment No. 230 to Registration
Statement File Nos. 333-198448/811-04001 and include:

1.   Report of Independent Registered Public Accounting Firm

2.   Consolidated Balance Sheets as of December 31, 2014 and 2013

3.   Consolidated Statements of Operations for the years ended December 31, 2014, 2013 and 2012

4.   Consolidated Statements of Comprehensive Income (Loss) for the years ended December 31, 2014, 2013 and 2012

5.   Consolidated Statements of Equity for the years ended December 31, 2014, 2013 and 2012

6.   Consolidated Statements of Cash Flows for the years ended December 31, 2014, 2013 and 2012

7.   Notes to the Consolidated Financial Statements

8.   Financial Statement Schedules





b.            Exhibits
              --------

1.            Resolution of the Board of Directors of the Metropolitan Life Insurance Company authorizing the establishment of Separate Account E (1)

2.            Not Applicable.

3.   (i)      Principal Underwriting and Sales Agreement (2)

     (ii)     Master Retail Sales Agreement 9-12 (MetLife Investors Distribution Company Sales Agreement) (4)

4.   (i)      Flexible Purchase Payment Deferred Annuity Contract - Base Contract 1-200-1 (11/14) (20)

     (ii)     Contract Schedule (Standard Version) 1-200-2 (05/15)-B (filed herewith)

     (iii)    Contract Schedule (C Share Option) 1-C200-2 (05/15)-C (filed herewith)

     (iv)     Waiver of Withdrawal Charge for Nursing Home or Hospital Confinement Rider (17)

     (v)      Waiver of Withdrawal Charge for Terminal Illness Rider (17)

     (vi)     Unisex Annuity Rates Rider (17)

     (vii)    Individual Retirement Annuity Endorsement (3)

     (viii)   Roth 401 Endorsement ML-G-Roth-401 (11/05) (5)

     (ix)     Non-Qualified Annuity Endorsement ML-NQ (11/04)-I (6)

     (x)      Designated Beneficiary Non-Qualified Annuity Endorsement ML-NQ (11/05)-I (16)

     (xi)     Death Benefit Endorsement M-22120 (5)

     (xii)    Death Benefit Rider - Return of Premium (17)

5.            Variable Annuity Application MIPA-APP-NY (08/14) MIPA-NY (11/14) Fs (20)

6.   (i)      Amended and Restated Charter of Metropolitan Life Insurance Company (7)

     (ii)     Copy of Amended and Restated Bylaws of the Company (8)


7.                      Not Applicable.

8.   (i)                Participation Agreement - Met Investors Series Trust, Met Investors Advisory Corp., MetLife
                        Investors Distribution Company and Metropolitan Life Insurance Company (dated April 30, 2001) (7)

               (a)      First Amendment to Participation Agreement among Met Investors Series Trust, Met Investors
                        Advisory LLC, MetLife Investors Distribution Company and Metropolitan Life Insurance Company
                        (effective April 30, 2007) (9)

               (b)      Second Amendment to Participation Agreement among Met Investors Series Trust, MetLife
                        Advisers, LLC, MetLife Investors Distribution Company and Metropolitan Life Insurance Company
                        (effective May 1, 2009) (9)

               (c)      Amendment to each of the Participation Agreements in effect between Met Investors Series Trust,
                        MetLife Advisers, LLC, MetLife Investors Distribution Company and Metropolitan Life Insurance
                        Company, et al. (effective April 30, 2010) (10)

     (ii)               Participation Agreement among Metropolitan Series Fund, Inc., MetLife Advisers, LLC, MetLife
                        Investors Distribution Company and Metropolitan Life Insurance Company (effective August 31,
                        2007) (11)

               (a)      Amendment to each of the Participation Agreements in effect between Metropolitan Series Fund,
                        Inc., MetLife Advisers, LLC, MetLife Investors Distribution Company and Metropolitan Life
                        Insurance Company, et al. (effective April 30, 2010) (10)

     (iii)              Participation Agreement among Metropolitan Life Insurance Company, American Funds Insurance
                        Series and Capital Research and Management Company (effective April 30, 2001) (12)

               (a)      Amendment to each of the Participation Agreements in effect between American Funds Insurance
                        Series, Capital Research and Management Company and Metropolitan Life Insurance Company, et
                        al. (effective April 30, 2010) (13)

     (iv)               Participation Agreement between Metropolitan Life Insurance Company and BlackRock Variable
                        Series Funds, Inc. (18)

     (v)                Participation Agreement between Metropolitan Life Insurance Company and Ivy Funds Variable
                        Insurance Portfolios (1)

               (a)      First Amendment to the Participation Agreement between Metropolitan Life Insurance Company,
                        Waddell & Reed, Inc. and Ivy Funds Variable Insurance Portfolios. (20)

     (vi)               Participation Agreement among Legg Mason Partners Variable Equity Trust, Legg Mason Partners
                        Variable Income Trust, Legg Mason Investor Services, LLC, Legg Mason Partners Fund Advisor,
                        LLC and Metropolitan Life Insurance Company made and entered into January 1, 2009; and
                        Amendment No. 1 to the Participation Agreement made and entered into January 1, 2009 (14)

               (a)      Amendment to each of the Participation Agreements in effect between Legg Mason Partners
                        Variable Equity Trust, Legg Mason Partners Variable Income Trust, Legg Mason Investor Services,
                        LLC, Legg Mason Partners Fund Advisor, LLC and Metropolitan Life Insurance Company, et al.
                        (effective April 30, 2010) (15)

               (b)      Fourth Amendment (effective November 17, 2014) to Participation Agreement (dated January 1,
                        2009) as amended by and among Legg Mason Investor Services, LLC; Legg Mason Partners Fund
                        Advisor, LLC; Legg Mason Partners Variable Equity Trust; Legg Mason Partners Variable Income
                        Trust and Metropolitan Life Insurance Company (1)

     (vii)              Participation Agreement and Amendments between Metropolitan Life Insurance Company ("MLIC")
                        and PIMCO Variable Insurance Trust (17)

               (a)      Amendment to Participation Agreement dated May 1, 2001, as assigned and amended, by and among PIMCO Variable Insurance Trust, PIMCO Investments LLC and MLIC (effective October
                        27, 2014) (18)

     (viii)             Participation Agreement and Amendments between Metropolitan Life Insurance Company ("MLIC")
                        and The Universal Institutional Funds, Inc. (17)

               (a)      Amendment No. 4 (dated August 27, 2014) to the Participation Agreement between MLIC and The
                        Universal Institutional Funds, Inc. (1)

               (b)      Amendment No. 5 dated May 1, 2015 to the Participation Agreement dated December 15, 2005 between Metropolitan Life Insurance Company, The Universal Institutional Funds, Inc., Morgan
                        Stanley Distribution, Inc. and Morgan Stanley Investment Management, Inc. (20)


          (ix)   Participation Agreement between Metropolitan Life Insurance Company and Van Eck VIP Trust (1)

          (x)    Participation Agreement among Trust for Advised Portfolios, Quasar Distributors, LLC, 1919
                 Investment Counsel, LLC and Metropolitan Life Insurance Company (effective November 7, 2014) (19)

9.               Opinion of Counsel (1)

10.              Consent of Independent Registered Public Accounting Firm (Deloitte & Touche LLP) (filed herewith)

11.              Not Applicable.

12.              Not Applicable.

13.              Powers of Attorney for Steven A. Kandarian, John C.R. Hele, Peter M. Carlson, Cheryl W. Grise,
                 Carlos M Gutierrez, R. Glenn Hubbard, John M. Keane, Alfred F. Kelly, Jr., Edward J. Kelly, III,
                 William E. Kennard, James M. Kilts, Catherine R. Kinney, Denise M. Morrison, Kenton J.
                 Sicchitano and Lulu C. Wang (20)

      (1)        Filed with Pre-Effective Amendment No. 1 to Registration Statement No. 333-198448/811-04001
                 for Metropolitan Life Separate Account E on Form N-4 on October 29, 2014. As incorporated herein by reference.

      (2)        Filed with Post-Effective Amendment No. 3 to Registration Statement No. 333-133675/811-07534
                 for Paragon Separate Account B on Form N-6 on February 6, 2008. As incorporated herein by reference.

      (3)        Filed with Post-Effective Amendment No. 2 to Registration Statement No. 333-52366/811-04001 for
                 Metropolitan Life Separate Account E on Form N-4 on April 10, 2003. As incorporated herein by reference.

      (4)        Filed with Post-Effective Amendment No. 17 to Registration No. 333-83716/811-04001 for
                 Metropolitan Life Separate Account E on Form N-4 on April 11, 2013. As incorporated herein by reference.

      (5)        Filed with Registration Statement No. 333-190296/811-04001 for Metropolitan Life Separate
                 Account E on Form N-4 on August 1, 2013. As incorporated herein by reference.

      (6)        Filed with Post-Effective Amendment No. 7 to Registration Statement No. 333-52366/811-04001 for
                 Metropolitan Life Separate Account E on Form N-4 on April 8, 2005. As incorporated herein by reference.

      (7)        Filed with Registration Statement No. 333-83716/811-04001 for Metropolitan Life Separate Account
                 E on Form N-4 on March 5, 2002. As incorporated herein by reference.

      (8)        Filed with Post-Effective Amendment No. 16 to Registration Statement No. 333-52366/811-04001
                 for Metropolitan Life Separate Account E on Form N-4 on January 16, 2008. As incorporated herein by reference.

      (9)        Filed with Post-Effective Amendment No. 2 to Registration Statement No. 333-153109/811-04001
                 for Metropolitan Life Separate Account E on Form N-4 on June 29, 2009. As incorporated herein by reference.

   (10)          Filed with Post-Effective Amendment No. 16 to Registration Statement No. 333-83716/811-04001
                 for Metropolitan Life Separate Account E on Form N-4 on April 12, 2012. As incorporated herein by reference.

   (11)          Filed with Post-Effective Amendment No. 9 to Registration Statement No. 333-83716/811-04001 for
                 Metropolitan Life Separate Account E on Form N-4 on September 10, 2007. As incorporated herein by reference.

   (12)          Filed with Pre-Effective Amendment No. 1 to Registration Statement No. 333-52366/811-04001 for
                 Metropolitan Life Separate Account E on Form N-4 on August 3, 2001. As incorporated herein by reference.

   (13)          Filed with Post-Effective Amendment No. 15 to Registration Statement No. 333-83716/811-04001
                 for Metropolitan Life Separate Account E on Form N-4 on April 12, 2011. As incorporated herein by reference.

   (14)          Filed with Pre-Effective Amendment No. 1 to Registration Statement No. 333-161093/811-08628
                 for Metropolitan Life Variable Annuity Separate Account II on Form N-4 on November 2, 2009. As
                 incorporated herein by reference.


(15)     Filed with Post-Effective Amendment No. 24 to Registration Statement No. 033-57320/811-06025
         for Metropolitan Life Separate Account UL on Form N-4 on April 14, 2011. As incorporated herein by reference.

(16)     Filed with Post-Effective Amendment No. 8 to Registration Statement No. 333-52366/811-04001 for
         Metropolitan Life Separate Account E on Form N-4 on July 29, 2005. As incorporated herein by reference.

(17)     Filed with Registration Statement No. 333-198448/811-04001 for Metropolitan Life Separate
         Account E on Form N-4 on August 28, 2014. As incorporated herein by reference.

(18)     Filed with Pre-Effective Amendment No. 2 to Registration Statement No. 333-198448/811-04001
         for Metropolitan Life Separate Account E on Form N-4 on November 10, 2014. As incorporated herein by reference.

(19)     Filed with Post-Effective Amendment No. 28 to Registration Statement No. 033-57320/811-06025
         for Metropolitan Life Separate Account UL on Form N-6 on April 15, 2015. As incorporated herein by reference.

(20)     Filed with Post-Effective Amendment No. 1 to Registration Statement No. 333-198448/811-04001
         for Metropolitan Life Separate Account E on Form N-4 on April 15, 2015. As incorporated herein by reference.





ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

Set forth below is a list of the directors of Metropolitan Life Insurance
Company.



NAME, PRINCIPAL OCCUPATION AND BUSINESS ADDRESS    POSITION AND OFFICES WITH DEPOSITOR
-------------------------------------------------  -----------------------------------------------

Steven A. Kandarian                                Director, Chairman of the Board, President and
Chairman, President and Chief Executive Officer    Chief Executive Officer
MetLife, Inc. and Metropolitan Life Insurance
Company
200 Park Avenue
New York, NY 10166

Cheryl W. Grise                                    Director
MetLife, Inc. and Metropolitan Life Insurance
Company
200 Park Avenue
New York, NY 10166

Carlos M. Gutierrez                                Director
Co-Chair, Albright Stonebridge Group (ASG)
601 Thirteenth Street, N.W.
Suite 500
Washington, DC 20005

R. Glenn Hubbard                                   Director
Dean and Russell L. Carson Professor of Finance
and Economics
Graduate School of Business, Columbia University
Uris Hall, Room 101
3022 Broadway
New York, NY 10027-6902

Alfred F. Kelly, Jr.                               Director
MetLife, Inc. and Metropolitan Life Insurance
Company
200 Park Avenue
New York, NY 10166

Edward J. Kelly, III                               Director
MetLife, Inc. and Metropolitan Life Insurance
Company
200 Park Avenue
New York, NY 10166


NAME, PRINCIPAL OCCUPATION AND BUSINESS ADDRESS    POSITION AND OFFICES WITH DEPOSITOR
-------------------------------------------------  ------------------------------------

William E. Kennard                                 Director
MetLife, Inc. and Metropolitan Life Insurance
Company
200 Park Avenue
New York, NY 10166

James M. Kilts                                     Director
Founding Partner, Centerview Capital
3 Greenwich Office Park
2nd Floor
Greenwich, CT 06831

Catherine R. Kinney                                Director
MetLife, Inc. and Metropolitan Life Insurance
Company
200 Park Avenue
New York, NY 10166

Denise M. Morrison                                 Director
President and Chief Executive Officer
Campbell Soup Company
One Campbell Place
Camden, NJ 08103

Kenton J. Sicchitano                               Director
MetLife, Inc. and Metropolitan Life Insurance
Company
200 Park Avenue
New York, NY 110166

Lulu C. Wang                                       Director
Chief Executive Officer
Tupelo Capital Management LLC
340 Madison Avenue, 19th Floor
New York, NY 10173


Set forth below is a list of certain principal officers of Metropolitan Life Insurance Company. The principal business address of each principal officer is 200 Park Avenue, New York, NY 10166.




NAME                        POSITION WITH DEPOSITOR
--------------------------  -----------------------------------------------------------

Steven A. Kandarian         Chairman of the Board, President
                            and Chief Executive Officer

Michael A. Khalaf           President, Europe/Middle East/Africa Division

Christopher G. Townsend     President, Asia

William J. Wheeler          President, Americas

Ricardo A. Anzaldua         Executive Vice President and General Counsel

Peter M. Carlson            Executive Vice President and Chief Accounting Officer

Marlene B. Debel            Executive Vice President and Treasurer

Karl R. Erhardt             Executive Vice President and Chief Auditor

Steven J. Goulart           Executive Vice President and Chief Investment Officer

John C.R. Hele              Executive Vice President and Chief Financial Officer

Frans Hijkoop               Executive Vice President and Chief Human Resources Officer

Esther Lee                  Executive Vice President and Global Chief Marketing Officer

Martin J. Lippert           Executive Vice President, Global Technology and Operations

Maria R. Morris             Executive Vice President, Global Employee Benefits

Douglas A. Rayvid           Executive Vice President and Chief Compliance Officer


NAME                  POSITION WITH DEPOSITOR
--------------------  ----------------------------------------------------

Rebecca Tadikonda     Executive Vice President and Chief Strategy Officer

Elizabeth M. Forget   Executive Vice President


ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT


    The Registrant is a separate account of Metropolitan Life Insurance Company under the New York Insurance law. Under said law the assets allocated to the separate account are property of Metropolitan Life Insurance Company. Metropolitan Life Insurance Company is a wholly-owned subsidiary of MetLife, Inc., a publicly traded company. The following outline indicates those persons who are controlled by or are under common control with Metropolitan Life Insurance Company. No person is controlled by the Registrant.

           ORGANIZATIONAL STRUCTURE OF METLIFE, INC. AND SUBSIDIARIES
                            AS OF March 31, 2015

The following is a list of subsidiaries of MetLife, Inc. updated as of March 31, 2015. Those entities which are listed at the left margin (labeled with capital letters) are direct subsidiaries of MetLife, Inc. Unless otherwise indicated, each entity which is indented under another entity is a subsidiary of that other entity and, therefore, an indirect subsidiary of MetLife, Inc. Certain inactive subsidiaries have been omitted from the MetLife, Inc. organizational listing. The voting securities (excluding directors' qualifying shares, if any) of the subsidiaries listed are 100% owned by their respective parent corporations, unless otherwise indicated. The jurisdiction of domicile of each subsidiary listed is set forth in the parenthetical following such subsidiary.


A.    MetLife Group, Inc. (NY)

B.    MetLife Home Loans LLC (DE)

C.    Metropolitan Tower Life Insurance Company (DE)


      1.    EntreCap Real Estate II LLC (DE)

            a)    PREFCO Dix-Huit LLC (CT)

            b)    PREFCO X Holdings LLC (CT)

            c) PREFCO Ten Limited Partnership (CT) - a 99.9% limited partnership interest of PREFCO Ten Limited Partnership is held by EntreCap Real Estate II LLC and 0.1% general partnership is held by PREFCO X Holdings LLC.

            d)    PREFCO Vingt LLC (CT)

            e) PREFCO Twenty Limited Partnership (CT) - a 99% limited partnership interest of PREFCO Twenty Limited Partnership is held by EntreCap Real Estate II LLC and 1% general partnership is held by PREFCO Vingt LLC.

     2.     Plaza Drive Properties, LLC (DE)

     3.     MTL Leasing, LLC (DE)

            a)    PREFCO IX Realty LLC (CT)

            b)    PREFCO XIV Holdings LLC (CT)

            c) PREFCO Fourteen Limited Partnership (CT) - a 99.9% limited partnership interest of PREFCO Fourteen Limited Partnership is held by MTL Leasing, LLC and 0.1% general partnership is held by PREFCO XIV Holdings LLC.

            d)    1320 Venture LLC (DE)

                  i) 1320 Owner LP (DE) - a 99.9% limited partnership of 1320 Owner LP is held by 1320 Venture LLC and 0.1% general partnership is held by 1320 GP LLC.

            e)    1320 GP LLC (DE)

D. MetLife Chile Inversiones Limitada (Chile) - 70.4345328853% of MetLife Chile Inversiones Limitada is owned by MetLife, Inc., 26.6071557459% by American Life Insurance Company ("ALICO"), 2.9583113284% is owned by Inversiones MetLife Holdco Dos Limitada and 0.0000000404% is owned by Natilportem Holdings, Inc.

      1. MetLife Chile Seguros de Vida S.A. (Chile) - 99.9969% of MetLife Chile Seguros de Vida S.A. is held by MetLife Chile Inversiones Limitada and 0.0031% by International Technical and Advisory Services Limited ("ITAS").

            a) MetLife Chile Administradora de Mutuos Hipotecarios S.A. (Chile) - 99.99% of MetLife Chile Administradora de Mutuos Hipotecarios S.A. is held by MetLife Chile Seguros de Vida S.A. and 0.01% is held by MetLife Chile Inversiones Limitada.

      2. Legal Chile S.A. (Chile) - 51% of Legal Chile S.A. is owned by MetLife Chile Inversiones Limitada and the remaining interest is owned by a third party.

            a) Legagroup S.A. (Chile) - 99% of Legagroup S.A. is owned by Legal Chile S.A. and the remaining interest is owned by a third party.

      3. Inversiones MetLife Holdco Tres Limitada (Chile) - 99.9% of Inversiones MetLife Holdco Tres Limitada is owned by MetLife Chile Inversiones Limitada and 0.1% is owned by Inversiones MetLife Holdco Dos Limitada.

            a) MetLife Chile Acquisition Co. S.A. (Chile) - 45% of MetLife Chile Acquisition Co. S.A. is owned by Inversiones MetLife Holdco Dos Limitada, 45% is owned by Inversiones MetLife Holdco Tres Limitada and 10% is owned by MetLife Chile Inversiones Limitada.

                  i) Inversiones Previsionales S.A. (Chile) - 99.999% of Inversiones Previsionales S.A. is owned by MetLife Chile Acquisition Co. S.A. and 0.001% is owned by Inversiones MetLife Holdco Tres Limitada.

                        aa) AFP Provida S.A. (Chile) - 51.62% of AFP Provida S.A. is owned by Inversiones Previsionales S.A., 21.97% is owned indirectly (by means of ADR) by MetLife Chile Acquisition Co. S.A., 17.79% is owned directly by MetLife Chile Acquisition Co. S.A. and the remainder is owned by third parties.

                              1) Provida Internacional S.A. (Chile) - 99.99% of Provida Internacional S.A. is owned by AFP Provida S.A. and 0.01% by Inversiones Previsionales S.A.

                                    ii)   AFP Genesis Administradora de Fondos y
                                          Fidecomisos S.A. (Ecuador) - 99.9997%
                                          of AFP Genesis Administradora de
                                          Fondos y Fidecomisos S.A. is owned by
                                          Provida Internacional S.A. and 0.0003%
                                          is owned by Inversiones Previsionales
                                          S.A.

      4. MetLife Chile Seguros Generales S.A. (Chile) - 99.9% of MetLife Chile Seguros Generales, S.A. is owned by MetLife Chile Inversiones Limitada and 0.1% is owned by Inversiones MetLife Holdco Dos Limitada.

E.    MetLife Securities, Inc. (DE)

F.    Enterprise General Insurance Agency, Inc. (DE)

G.    Metropolitan Property and Casualty Insurance Company (RI)

      1.    Metropolitan General Insurance Company (RI)

      2.    Metropolitan Casualty Insurance Company (RI)

      3.    Metropolitan Direct Property and Casualty Insurance Company (RI)

      4.    MetLife Auto & Home Insurance Agency, Inc. (RI)

      5.    Metropolitan Group Property and Casualty Insurance Company (RI)

      6.    Metropolitan Lloyds, Inc. (TX)

            a) Metropolitan Lloyds Insurance Company of Texas (TX)- Metropolitan Lloyds Insurance Company of Texas, an affiliated association, provides automobile, homeowner and related insurance for the Texas market. It is an association of individuals designated as underwriters. Metropolitan Lloyds, Inc., a subsidiary of Metropolitan Property and Casualty Insurance Company, serves as the attorney-in-fact and manages the association.

      7.    Economy Fire & Casualty Company (IL)

            a)    Economy Preferred Insurance Company (IL)

            b)    Economy Premier Assurance Company (IL)

H.    First MetLife Investors Insurance Company (NY)

I.    Newbury Insurance Company, Limited (DE)

J.    MetLife Investors Group, LLC (DE)

      1.    MetLife Investors Distribution Company (MO)

      2.    MetLife Advisers, LLC (MA)

K.    MetLife International Holdings, Inc. (DE)

      1.    MetLife Mexico Cares, S.A. de C.V. (Mexico)

            a)    Fundacion MetLife Mexico, A.C. (Mexico)

      2.    Natiloportem Holdings, Inc. (DE)

            a)    Excelencia Operativa y Tecnologica, S.A. de C.V. (Mexico)

                  i) MLA Comercial, S.A. de C.V. (Mexico) 99% is owned by Excelencia Operativa y Tecnologica, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

                  ii) MLA Servicios, S.A. de C.V. (Mexico) 99% is owned by Excelencia Operativa y Tecnologica, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

      3. PNB MetLife India Insurance Company Limited (India)- 26% is owned by MetLife International Holdings, Inc. and 74% is owned by third parties.


      4.    Metropolitan Life Insurance Company of Hong Kong Limited (Hong
            Kong)- 99.99935% is owned by MetLife International Holdings, Inc. and 0.00065% is owned by Natiloporterm Holdings, Inc.


      5. MetLife Seguros S.A. (Argentina)- 79.3196% is owned by MetLife International Holdings, Inc., 2.6753% is owned by Natiloportem Holdings, Inc., 16.2046% by ALICO and 1.8005% by ITAS.


      6. Metropolitan Life Seguros e Previdencia Privada S.A. (Brazil)- 66.662% is owned by MetLife International Holdings, Inc., 33.337% is owned by MetLife Worldwide Holdings, Inc. and 0.001% is owned by Natiloportem Holdings, Inc.


      7.    MetLife Global, Inc. (DE)

      8. MetLife Administradora de Fundos Multipatrocinados Ltda. (Brazil) - 99.99998% of MetLife Administradora de Fundos Multipatrocinados Ltda. is owned by MetLife International Holdings, Inc. and 0.00002% by Natiloportem Holdings, Inc.

      9. MetLife Seguros de Retiro S.A. (Argentina) - 95.5883% is owned by MetLife International Holdings, Inc., 3.1102% is owned by Natiloportem Holdings, Inc., 1.3014% by ALICO and 0.0001% by ITAS.

      10. Best Market S.A. (Argentina) - 5% of the shares are held by Natiloportem Holdings, Inc. and 95% is owned by MetLife International Holdings Inc.

      11. Compania Inversora MetLife S.A. (Argentina) - 95.46% is owned by MetLife International Holdings, Inc. and 4.54% is owned by Natiloportem Holdings, Inc.

            a) MetLife Servicios S.A. (Argentina) - 18.87% of the shares of MetLife Servicios S.A. are held by Compania Inversora MetLife S.A., 79.88% is owned by MetLife Seguros S.A., 0.99% is held by Natiloportem Holdings, Inc. and 0.26% is held by MetLife Seguros de Retiro S.A.

      12.   MetLife Worldwide Holdings, Inc. (DE)

            a)    MetLife Limited (Hong Kong)

                  i) BIDV MetLife Life Insurance Limited Liability Company (Vietnam) - 60% of BIDV MetLife Life Insurance Limited Liability Company is held by MetLife Limited (Hong Kong) and the remainder by third parties

      13.   MetLife International Limited, LLC (DE)

      14. MetLife Planos Odontologicos Ltda. (Brazil) - 99.999% is owned by MetLife International Holdings, Inc. and 0.001% is owned by Natiloportem Holdings, Inc.

      15.   MetLife Ireland Holdings One Limited (Ireland)

            a) MetLife Global Holdings Corporation S.A. de C.V. (Mexico/Ireland) - 98.9% is owned by MetLife Ireland Holdings One Limited and 1.1% is owned by MetLife International Limited, LLC.

                  i)    MetLife Ireland Treasury Limited (Ireland)

                        aa)   MetLife General Insurance Limited (Australia)

                        bb) MetLife Insurance Limited (Australia) - 91.16468% of MetLife Insurance Limited (Australia) is owned by MetLife Ireland Treasury Limited and 8.83532% is owned by MetLife Global Holdings Corp. S.A. de C.V.

                              1)    The Direct Call Centre PTY Limited
                                    (Australia)

                              2)    MetLife Investments PTY Limited (Australia)

                                    aaa)  MetLife Insurance and Investment Trust
                                          (Australia) - MetLife Insurance and
                                          Investment Trust is a trust vehicle,
                                          the trustee of which is MetLife
                                          Investments PTY Limited ("MIPL"). MIPL
                                          is a wholly owned subsidiary of
                                          MetLife Insurance Limited.

                  ii) Metropolitan Global Management, LLC (DE/Ireland) - 99.7% is owned by MetLife Global Holdings Corporation S.A. de C.V. and 0.3% is owned by MetLife International Holdings, Inc.

                        aa) MetLife Pensiones Mexico S.A. (Mexico)- 97.5125% is owned by Metropolitan Global Management, LLC and 2.4875% is owned by MetLife International Holdings, Inc.

                        bb) MetLife Mexico Servicios, S.A. de C.V. (Mexico) - 98% is owned by Metropolitan Global Management, LLC and 2% is owned by MetLife International Holdings, Inc.

                        cc) MetLife Mexico S.A. (Mexico)- 99.050271% is owned by Metropolitan Global Management, LLC and 0.949729% is owned by MetLife International Holdings, Inc.

                              1) MetLife Afore, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Mexico S.A. and 0.01% is owned by MetLife Pensiones Mexico S.A.

                                    aaa)   Met1 SIEFORE, S.A. de C.V. (Mexico)-
                                           99.99% is owned by MetLife Afore,
                                           S.A. de C.V. and 0.01% is owned by
                                           MetLife Mexico S.A.

                                    bbb)   Met2 SIEFORE, S.A. de C.V. (Mexico)-
                                           99.99% is owned by MetLife Afore,
                                           S.A. de C.V. and 0.01% is owned by
                                           MetLife Mexico S.A.

                                    ccc)   MetA SIEFORE Adicional, S.A. de C.V.
                                           (Mexico)- 99.99% is owned by MetLife
                                           Afore, S.A. de C.V. and 0.01% is
                                           owned by MetLife Mexico S.A.

                                    ddd)   Met3 SIEFORE Basica, S.A. de C.V.
                                           (Mexico) - 99.99% is owned by MetLife
                                           Afore, S.A. de C.V. and 0.01% is
                                           owned by MetLife Mexico S.A.

                                    eee)   Met4 SIEFORE, S.A. de C.V. (Mexico) -
                                           99.99% is owned by MetLife Afore,
                                           S.A. de C.V. and 0.01% is owned by
                                           MetLife Mexico S.A.

                                    fff)   Met5 SIEFORE Adicional, S.A. de C.V.
                                           (Mexico) - 99.99% is owned by MetLife
                                           Afore, S.A. de C.V. and 0.01% is
                                           owned by MetLife Mexico S.A.

                              2)    ML Capacitacion Comercial S.A. de
                                    C.V.(Mexico) - 99% is owned by MetLife
                                    Mexico S.A. and 1% is owned by MetLife
                                    Mexico Cares, S.A. de C.V.

                        dd) MetLife Saengmyoung Insurance Co. Ltd. (also known as MetLife Insurance Company of Korea Limited) (South Korea)- 14.64% is owned by MetLife Mexico, S.A. and 85.36% is owned by Metropolitan Global Management, LLC.

                        ee)   GlobalMKT S.A. (Uruguay)

      16.   MetLife Asia Limited (Hong Kong)

      17. AmMetLife Insurance Berhad (Malaysia) - 50.000001% of AmMetLife Insurance Berhad is owned by MetLife International Holdings, Inc. and the remainder is owned by a third party.

      18. AmMetLife Takaful Berhad (Malaysia) - 49.999999% of AmMetLife Takaful Berhad is owned by MetLife International Holdings, Inc. and the remainder is owned by a third party.

      19. MAXIS GBN S.A.S. (France) - 50% of MAXIS GBN S.A.S. is held by MetLife International Holdings, Inc. and the remainder by third parties.

L.    Metropolitan Life Insurance Company ("MLIC") (NY)

      1.    334 Madison Euro Investments, Inc. (DE)

      2.    St. James Fleet Investments Two Limited (Cayman Islands)

            a)    Park Twenty Three Investments Company (United Kingdom)

                  i) Convent Station Euro Investments Four Company (United Kingdom)

                        aa)    OMI MLIC Investments Limited (Cayman Islands)

      3.    Sandpiper Cove Associates II, LLC

      4.    MLIC Asset Holdings II LLC (DE)

            a)    El Conquistador MAH II LLC (DE)

            b) Mansell Office LLC (DE) - 73.0284% of Mansell Office LLC is owned by MLIC Asset Holdings II LLC and 26.9716% is owned by MLIC CB Holdings LLC.

            c) Mansell Retail LLC (DE) - 73.0284% of Mansell Retail LLC is owned by MLIC Asset Holdings II LLC and 26.9716% is owned by MLIC CB Holdings LLC.

      5.    CC Holdco Manager, LLC (DE)

      6.    Alternative Fuel I, LLC (DE)

      7.    Transmountain Land & Livestock Company (MT)

      8.    HPZ Assets LLC (DE)

      9.    Missouri Reinsurance, Inc. (Cayman Islands)

      10.   Metropolitan Tower Realty Company, Inc. (DE)

            a)    Midtown Heights, LLC (DE)

      11.   ML New River Village III, LLC (DE)

      12.   MetLife RC SF Member, LLC (DE)

      13.   MetLife Private Equity Holdings, LLC (DE)

      14.   23rd Street Investments, Inc. (DE)

            a) MetLife Capital Credit L.P. (DE)- 1% General Partnership interest is held by 23rd Street Investments, Inc. and 99% Limited Partnership interest is held by Metropolitan Life Insurance Company.

            b) MetLife Capital, Limited Partnership (DE)- 1% General Partnership interest is held by 23rd Street Investments, Inc. and 99% Limited Partnership interest is held by Metropolitan Life Insurance Company.

                  i) Long Island Solar Farm, LLC ("LISF")(DE) - 9.61% membership interest is held by MetLife Renewables Holding, LLC and 90.39% membership interest is held by LISF Solar Trust in which MetLife Capital Limited Partnership has 100% beneficial interest.

                  ii)   Met Canada Solar ULC (Canada)

      15.   Hyatt Legal Plans, Inc. (DE)

            a)    Hyatt Legal Plans of Florida, Inc. (FL)

      16.   MetLife Holdings, Inc. (DE)

            a)    MetLife Credit Corp. (DE)

            b)    MetLife Funding, Inc. (DE)

      17.   MetLife Investments Asia Limited (Hong Kong)

      18. MetLife Investments Limited (United Kingdom)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited.

      19. MetLife Latin America Asesorias e Inversiones Limitada (Chile)- 23rd Street Investments, Inc. holds 0.01% of MetLife Latin America Asesorias e Inversiones Limitada and the remainder is owned by third parties.

      20.   New England Life Insurance Company (MA)

      21.   General American Life Insurance Company (MO)

            a)    GALIC Holdings LLC (DE)

      22.   Corporate Real Estate Holdings, LLC (DE)

      23. Ten Park SPC (Cayman Islands) - 1% voting control of Ten Park SPC is held by 23rd Street Investments, Inc.

      24.   MetLife Tower Resources Group, Inc. (DE)

      25.   Headland-Pacific Palisades, LLC (CA)

      26. Headland Properties Associates (CA) - 99% is owned by Metropolitan Life Insurance Company and 1% is owned by Headland-Pacific Palisades, LLC.

      27.   WFP 1000 Holding Company GP, LLC (DE)

      28.   White Oak Royalty Company (OK)

      29.   500 Grant Street GP LLC (DE)

      30. 500 Grant Street Associates Limited Partnership (CT) - 99% of 500 Grant Street Associates Limited Partnership is held by Metropolitan Life Insurance Company and 1% by 500 Grant Street GP LLC.

      31. MetLife Mall Ventures Limited Partnership (DE) - 99% LP interest of MetLife Mall Ventures Limited Partnership is owned by MLIC and 1% GP interest is owned by Metropolitan Tower Realty Company, Inc.

            a) HMS Master Limited Partnership (DE) - 60% LP interest of HMS Master Limited Partnership is owned by MetLife Mall Ventures Limited Partnership. A 40% LP interest is owned by a third party. Metropolitan Tower Realty Company, Inc. is the GP.

                 i)   HMS Southpark Residential LLC (DE)


      32.   MetLife Retirement Services LLC (NJ)

            a)   MetLife Associates LLC (DE)

      33.   Euro CL Investments, LLC (DE)

      34.   MEX DF Properties, LLC (DE)

      35. MSV Irvine Property, LLC (DE) - 4% of MSV Irvine Property, LLC is owned by Metropolitan Tower Realty Company, Inc. and 96% is owned by Metropolitan Life Insurance Company

      36.   MetLife Properties Ventures, LLC (DE)

            a)   Citypoint Holdings II Limited (United Kingdom)

      37.   Housing Fund Manager, LLC (DE)

            a) MTC Fund I, LLC (DE) - 0.01% of MTC Fund I, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

            b) MTC Fund II, LLC (DE) - 0.01% of MTC Fund II, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

            c) MTC Fund III, LLC (DE) - 0.01% of MTC Fund III, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

      38.   MLIC Asset Holdings LLC (DE)

      39.   85 Broad Street Mezzanine LLC (DE)

            a) 85 Broad Street LLC (DE) - 49.9% of 85 Broad Street LLC is owned by a third party.

      40.   The Building at 575 Fifth Avenue Mezzanine LLC (DE)

            a)   The Building at 575 Fifth LLC (DE)

      41.   ML Bridgeside Apartments LLC (DE)

      42. Para-Met Plaza Associates (FL)- 75% of the General Partnership is held by Metropolitan Life Insurance Company and 25% of the General Partnership is held by Metropolitan Tower Realty Company, Inc.

      43.   MLIC CB Holdings LLC (DE)

      44. Met II Office Mezzanine LLC, (FL) - 10.4167% of the membership interest is owned by Metropolitan Tower Life Insurance Company and 89.5833% is owned by Metropolitan Life Insurance Company.

            a)   Met II Office LLC (FL)

      45.   The Worthington Series Trust (DE)

      46. MetLife CC Member, LLC (DE) - 63.415% of MetLife CC Member, LLC is held by Metropolitan Life Insurance Company, 31.707% by MetLife Insurance Company USA and 4.878% by General American Life Insurance Company.

      47.   Oconee Hotel Company, LLC (DE)

      48.   Oconee Land Company, LLC (DE)

            a)  Oconee Land Development Company, LLC (DE)

            b)  Oconee Golf Company, LLC (DE)

            c)  Oconee Marina Company, LLC (DE)

      49.   1201 TAB Manager, LLC (DE)

      50. MetLife 1201 TAB Member, LLC (DE) - 69.66% of MetLife 1201 TAB Member, LLC is owned by Metropolitan Life Insurance Company, 27.24% is owned by MetLife Insurance Company USA and 3.10% is owned by Metropolitan Property and Casualty Insurance Company.

            a) 1201 TAB Owner, LLC (DE) - 50% of 1201 TAB Owner, LLC is owned by Metlife 1201 TAB Member, LLC and the remainder is owned by a third party. Metlife 1201 TAB Manager, LLC is the manager of 1201 TAB Owner, LLC.

      51. MetLife LHH Member, LLC (DE) - 69.23% of MetLife LHH Member, LLC is owned by Metropolitan Life Insurance Company, 19.78% is owned by MetLife Insurance Company USA and 10.99% is owned by New
            England Life Insurance Company.

      52.   Ashton Southend GP, LLC (DE)

      53. Tremont Partners, LP (DE) - 99.9% LP interest of Tremont Partners, LP is owned by Metropolitan Life Insurance Company and 0.1% GP interest is owned by Ashton Southend GP, LLC.

      54. Riverway Residential, LP (DE) - 99.9% LP interest of Riverway Residential, LP is owned by Metropolitan Life Insurance Company and 0.1% GP interest is owned by Metropolitan Tower Realty Company, Inc.

      55. 10420 McKinley Partners, LP (DE) - 99.9% LP interest of 10420 McKinley Partners, LP is owned by Metropolitan Life Insurance Company and 0.1% GP interest is owned by Metropolitan Tower Realty Company, Inc.

      56.   Ardrey Kell Townhomes, LLC (DE)

      57.   Boulevard Residential, LLC (DE)

      58.   465 N. Park Drive, LLC (DE)

      59.   Ashton Judiciary Square, LLC (DE)

      60. Sandpiper Cove Associates, LLC (DE) - 90.59% membership interest of Sandpiper Cove Associates, LLC is owned by MLIC and 9.41% is owned by Metropolitan Tower Realty Company.

      61. 1900 McKinney Properties, LP (DE) - 99.9% LP interest of 1900 McKinney Properties, LP is owned by MLIC and 0.1% GP interest is owned by Metropolitan Tower Realty Company, Inc.

      62.   Marketplace Residences, LLC (DE)

      63.   ML Swan Mezz, LLC (DE)

            a)    ML Swan GP, LLC (DE)

      64.   ML Dolphin Mezz, LLC (DE)

            a)    ML Dolphin GP, LLC (DE)

      65.   Haskell East Village, LLC (DE)

      66. MetLife Cabo Hilton Member, LLC (DE) - 54.129% of MetLife Cabo Hilton Member, LLC is owned by MLIC, 16.9% by General American Life Insurance Company, 28.971% by MetLife Insurance Company USA

      67.   ML Terraces, LLC (DE)

      68.   Chestnut Flats Wind, LLC (DE)

      69.   MetLife 425 MKT Member, LLC (DE)

            a) 425 MKT, LLC (DE) - 52.5% of 425 MKT, LLC is owned by MetLife 425 MKT Member, LLC and 47.5% is owned by a third party. 425 MKT, LLC is the managing member of 425 MKT REIT, LLC.

                 i) 425 MKT REIT, LLC (DE) - 99.9% of 425 MKT REIT, LLC is owned by 425 MKT, LLC and the remaining 0.1% by third parties.

      70.   MetLife OFC Member, LLC (DE)

            a) OFC Boston, LLC (DE) - 52.5% of OFC Boston, LLC is owned by MetLife OFC Member, LLC and 47.5% is owned by a third party.

                 i) OFC REIT, LLC (DE) - 99.9% of OFC REIT, LLC is owned by OFC Boston, LLC and the remaining 0.1% is owned by third parties.

                      1)   Dewey Square Tower Associates, LLC (MA)

      71. MetLife THR Investor, LLC (DE) - 85% of MetLife THR Investor, LLC is owned by MLIC and 15% is owned by MetLife Insurance Company USA.

      72. ML Southmore, LLC (DE) - 75.12% of ML Southmore, LLC is owned by MLIC and 24.88% is owned by MetLife Insurance Company USA.

      73. ML - AI MetLife Member 1, LLC (DE) - 83.675% of the membership interest is owned by MLIC, 10.563% by MetLife Insurance Company USA and 4.801% by Metropolitan Property and Casualty Insurance Company.

            a) ML - AI Venture 1, LLC (DE) - 51% of ML-AI Venture 1, LLC is owned by ML-AI MetLife Member 1, LLC and 49% is owned by a third party. MetLife Investment Management, LLC is the asset manager.

                 i)   ML-AI 125 Wacker, LLC (DE)

      74.   MetLife CB W/A, LLC (DE)

      75. MetLife Camino Ramon Member, LLC (DE) - 78.6% of MetLife Camino Ramon Member, LLC is owned by MLIC and 21.4% is owned by MetLife Insurance Company USA.

      76.   10700 Wilshire, LLC (DE)

      77.   Viridian Miracle Mile, LLC (DE)

      78. MetLife 555 12th Member, LLC (DE) - MetLife 555 12th Member, LLC is owned at 69.4% by MLIC, 25.2% by MetLife Insurance Company USA and 5.4% by GALIC.

            a) 555 12th, LLC (DE) - 52.5% of 555 12th, LLC is owned by MetLife 555 12th Member, LLC and the remainder by a third party.

                 i) 555 12th REIT, LLC (DE) - 99.99% of 555 12th REIT, LLC is owned by 555 12th, LLC and the remaining 0.01% by third parties.

      79.   MetLife OBS Member, LLC (DE)

          a) OBS Boston, LLC (DE) - 52.5% of OBS Boston, LLC is owned by MetLife OBS Member, LLC and the remaining by third parties

                i) OBS REIT, LLC (DE) - 99.98% of OBS REIT, LLC is owned by OBS Boston, LLC and the remaining 0.02% by third parties

                      1)    OBS BOS Services, LLC (DE)

      80.   MetLife 1007 Stewart, LLC (DE)

      81.   ML-AI MetLife Member 2, LLC (DE)

            a) ML-AI Venture 2, LLC (DE) - 50% of ML-AI Venture 2, LLC is owned by ML-AI MetLife Member 2, LLC and the remaining by third parties.

                 i)   ML-AI Normandale, LLC

      82. 655 West Broadway, LLC (DE) - 90% of 655 West Broadway, LLC is owned by MLIC and 10% by Metropolitan Tower Realty Company, Inc.

      83.   MetLife FM Hotel Member, LLC (DE)

            a)   LHCW Holdings (U.S.) LLC (DE)

                 i)   LHC Holdings (U.S.) LLC (DE)

                      aa)   LHCW Hotel Holding LLC (DE)

                            1)   LHCW Hotel Holding (2002) LLC (DE)

                            2)   LHCW Hotel Operating Company (2002) LLC (DE)

      84. ML Mililani Member, LLC (DE)- is owned at 70% by MLIC, 25% by MetLife Insurance Company USA and 5% by General American Life Insurance Company.

M.    MetLife Capital Trust IV (DE)

N.    MetLife Insurance Company USA (DE)

      1.    MetLife Property Ventures Canada ULC (Canada)

      2.    MetLife Canadian Property Ventures LLC (NY)

      3.    Metropolitan Connecticut Property Ventures, LLC (DE)

      4.    Euro TI Investments LLC (DE)

      5.    Greenwich Street Investments, L.L.C. (DE)

            a)    Greenwich Street Capital Offshore Fund, Ltd. (Virgin
                  Islands)

            b)    Greenwich Street Investments, L.P. (DE)

      6. One Financial Place Corporation (DE) - 100% is owned in the aggregate by MetLife Insurance Company USA.

      7.    MetLife USA Assignment Company (CT)

      8.    TIC European Real Estate LP, LLC (DE)

      9.    MetLife European Holdings, LLC (DE)

      10.   Euro TL Investments LLC (DE)

      11.   Corrigan TLP LLC (DE)

      12.   TLA Holdings LLC (DE)

            a)    The Prospect Company (DE)

      13. TRAL & Co. (CT) - TRAL & Co. is a general partnership. Its partners are MetLife Insurance Company USA and Metropolitan Life Insurance Company.

      14.   MetLife Renewables Holding, LLC (DE)

            a)    Greater Sandhill I, LLC (DE)

      15.   TLA Holdings II LLC (DE)

      16.   TLA Holdings III LLC (DE)

      17. MetLife Greenstone Southeast Ventures, LLC (DE) - 95% of MetLife Greenstone Southeast Venture, LLC is owned by MetLife Insurance Company USA and 5% is owned by Metropolitan Connecticut Properties Ventures, LLC.

            a)    MLGP Lakeside, LLC (DE)

      18. Sino-US United MetLife Insurance Co., Ltd. (China) - Sino-US United MetLife Insurance Co., Ltd. is owned at 27.8% by MetLife Insurance Company USA, 22.2% by MLIC and 50% by a third party.

O.    MetLife Reinsurance Company of South Carolina (SC)

P.    MetLife Investment Management, LLC (DE)

      1.   MetLife Alternatives GP, LLC (DE)

           a) MetLife International PE Fund I, LP (Cayman Islands) - 92.593% of the Limited Partnership interests of this entity is owned by MetLife Insurance K.K., 4.115% is owned by MetLife Mexico S.A., 2.716% is owned by MetLife Limited (Hong Kong) and the remaining 0.576% is owned by Metropolitan Life Insurance Company of Hong Kong Limited.

           b) MetLife International PE Fund II, LP (Cayman Islands) - 94.54% of the limited partnership interests of MetLife International PE Fund II, LP is owned by MetLife Insurance K.K., 2.77% is owned by MetLife Limited (Hong Kong), 2.1% by MetLife Mexico, S.A. and 0.59% is owned by MetLife Insurance Company of Hong Kong Limited.

           c) MetLife International HF Partners, LP (Cayman Islands) - 87.77% of the Limited partnership interests of this entity is owned by MetLife Insurance K.K. and 9.54% is owned by MetLife Insurance Company of Korea Limited, 2.67% is owned by MetLife Limited (Hong Kong) and 0.02% is owned by MetLife Alternatives, GP

           d) MetLife International PE Fund III, LP - 96.57% if the limited partnership interests of MetLife International PE Fund III, LP is owned by MetLife Insurance K.K., 2.82% is owned by MetLife Limited (Hong Kong) and 0.61% is owned by Metropolitan Insurance Company of Hong Kong Limited.

      2.   MetLife Loan Asset Management LLC (DE)

      3.   MetLife Core Property Fund GP, LLC (DE)

           a) MetLife Core Property Fund, LP (DE) - MetLife Core Property Fund GP, LLC is the general partner of MetLife Core Property Fund, LP (the "Fund"). A substantial majority of the limited partnership interests in the Fund are held by third parties. The following affiliates hold a minority share of the limited partnership interests in the Fund: Metropolitan Life Insurance Company owns 23.7%, General American Life Insurance Company owns 0.1% and MetLife Insurance Company USA owns 0.2%.

                i)   MetLife Core Property REIT, LLC (DE)

                     aa) MetLife Core Property Holdings, LLC (DE) - MetLife Core Property Holdings, LLC holds the following single-property limited liability companies: MCP 7 Riverway, LLC; MCP SoCal Industrial-Redondo, LLC; MCP SoCal Industrial-Springdale, LLC; MCP SoCal Industrial-Concourse, LLC; MCP SoCal Industrial-Kellwood, LLC; MCP SoCal Industrial-Bernado, LLC; MCP SoCal Industrial-Canyon, LLC; MCP SoCal Industrial-Anaheim, LLC; MCP SoCal Industrial-LAX, LLC; MCP SoCal Industrial-Fullerton, LLC; MCP SoCal Industrial-Ontario, LLC; MCP SoCal Industrial-Loker, LLC; MCP Paragon Point, LLC; MCP 4600 South Syracuse, LLC; MCP The Palms at Doral, LLC; MCP Waterford Atrium, LLC; MCP EnV Chicago, LLC; MCP 100 Congress, LLC; MCP 1900 McKinney, LLC; MCP 550 West Washington, LLC; MCP Main Street Village, LLC; MCP Lodge At Lakecrest, LLC; MCP Ashton South End, LLC, MCP 3040 Post Oak, LLC; MCP Plaza at Legacy, LLC; MCP VOA Holdings, LLC; MCP VOA I & III, LLC; MCP VOA II, LLC and MCP 9020 Murphy Road, LLC.

Q.    MetLife Standby I, LLC (DE)

      1.   MetLife Exchange Trust I (DE)

R.    MetLife Services and Solutions, LLC (DE)

      1.   MetLife Solutions Pte. Ltd. (Singapore)

           a)    MetLife Services East Private Limited (India)

           b) MetLife Global Operations Support Center Private Limited (India) - 99.99999% is owned by MetLife Solutions Pte. Ltd. and 0.00001% is owned by Natiloportem Holdings, Inc.

S.    SafeGuard Health Enterprises, Inc. (DE)

      1.   MetLife Health Plans, Inc. (DE)

      2.   SafeGuard Health Plans, Inc. (CA)

      3.   SafeHealth Life Insurance Company (CA)

      4.   SafeGuard Health Plans, Inc. (FL)

      5.   SafeGuard Health Plans, Inc. (NV)

      6.   SafeGuard Health Plans, Inc. (TX)

T.    MetLife Capital Trust X (DE)

U.    Cova Life Management Company (DE)

V.    MetLife Reinsurance Company of Charleston (SC)

W.    MetLife Reinsurance Company of Vermont (VT)

X.    Delaware American Life Insurance Company (DE)

Y.    Federal Flood Certification LLC (TX)

Z.    American Life Insurance Company (ALICO) (DE)

      1.    MetLife Insurance K.K. (Japan)

               a)  Communication One Kabushiki Kaisha (Japan)

      2.    MetLife Global Holding Company I GmbH (Swiss I) (Switzerland)

               a)  MetLife Global Holding Company II GmbH (Swiss II)
                   (Switzerland)

                   i) MetLife Emeklilik ve Hayat A.S. (Turkey) - 99.98% of MetLife Emeklilik ve Hayat A.S. is owned by Metlife Global Holding Company II GmbH (Swiss II) and the remainder by third parties.

                   ii)  ALICO European Holdings Limited (Ireland)

                        aa) ZAO Master D (Russia)

                           1) Joint Stock Company MetLife Insurance Company
                              (Russia) - 51% of Joint Stock Company MetLife Insurance Company is owned by ZAO Master D and 49% is owned by MetLife Global Holding Company II GmbH.

                   iii) MetLife Asia Holding Company Pte. Ltd. (Singapore)

                       aa) MetLife Innovation Centre Pte. Ltd. (Singapore)

                   iv) MetLife Reinsurance Company of Bermuda Ltd. (Bermuda)

                   v)  MetLife Investment Management Limited (United Kingdom)

                   vi) MetLife EU Holding Company Limited (Ireland)

                       aa) MetLife Europe Limited (Ireland) - 93% of MetLife
                           Europe Limited is owned by MetLife EU Holding Company Limited and 7% is owned by ALICO.

                           1. MetLife Pension Trustees Limited (United Kingdom)

                       bb) Agenvita S.r.l. (Italy)

                       cc) MetLife Europe Insurance Limited (Ireland)- 93% of
                           MetLife Europe Insurance Limited is owned by MetLife EU Holding Company Limited and 7% is owned by ALICO.

                       dd) MetLife Europe Services Limited (Ireland)

                       ee) MetLife Insurance Limited (United Kingdom)

                       ff) MetLife Limited (United Kingdom)

                       gg) MetLife Services, Sociedad Limitada (Spain)

                       hh) MetLife Slovakia S.r.o. (Slovakia) - 99.956% of
                           MetLife Slovakia S.r.o. is owned by MetLife EU Holding Company Limited and 0.044% is owned by ITAS.

                       ii) MetLife Solutions S.A.S. (France)

                       jj) Metlife Biztosito Zrt. (Hungary)

                       kk) Metropolitan Life Asigurari S.A. (Romania) -
                           99.9982018% of Metropolitan Life Asigurari S.A. is owned by MetLife EU Holding Company Limited and the remaining 0.0017982% is owned by ITAS.

                           1) Metropolitan Life Societate de Administrare a unui
                              Fond de Pensii Administrat Privat S.A. (Romania) - 99.9836% of Metropolitan Life Societate de Administrare a unui Fond de Pensii Administrat Privat S.A. is owned by Metropolitan Life Asigurari S.A. and 0.0164% is owned by MetLife Services Sp z.o.o.

                           2) Metropolitan Life Training and Consulting S.R.L.
                              (Romania)

                       ll) MetLife AMSLICO poist'ovna, a.s. (Slovakia)

                       mm) MetLife pojist'ovna a.s. (Czech Republic)

                       nn) MetLife Towarzystwo Ubezpieczen na Zycie I
                           Reasekuracji S.A. (Poland)

                           1) MetLife Services Sp z.o.o. (Poland)

                           2) MetLife Towarzystwo Funduszy Inwestycyjnych,
                              S.A. (Poland)

                           3) MetLife Powszechne Towarzystwo Emerytalne S.A.
                              (Poland) - 50% of MetLife Powszechne Towarzystwo Emerytalne S.A. is owned by MetLife Towarzystwo Ubezpieczen na Zycie I Reasekuracji S.A. and the remaining 50% is owned by MetLife EU Holding Company Limited.

                       oo) MetLife Holdings (Cyprus) Limited (Cyprus)

                           1) American Life Insurance Company (CY) Limited
                              (Cyprus)

                           2) Hellenic Alico Life Insurance Company, Ltd.
                              (Cyprus) - 27.5% of Hellenic Alico Life Insurance Company, Ltd. Is owned by American Life Insurance Company (CY) Limited and the remaining is owned by a third party.

                       pp) MetLife Services EOOD (Bulgaria)

                       qq) MetLife Life Insurance S.A. (Greece)

                           1) MetLife Mutual Fund S.A. (Greece) - 90% of MetLife
                              Mutual Fund S.A. is owned by MetLife Life
                              Insurance S.A. (Greece) and the remaining interests are owned by third parties.

                       rr) First American-Hungarian Insurance Agency Limited
                           (Hungary)

                       ss) ALICO Funds Central Europe sprav. Spol., a.s.
                           (Slovakia)

                       tt) UBB-MetLife Zhivotozastrahovatelno Drujestvo AD
                           (Bulgaria - 40% of UBB-MetLife Zhivotozastrahovatelno Drujestvo AD is owned by MetLife EU Holding Company Limited and the rest by third parties.

      3. Pharaonic American Life Insurance Company (Egypt) - 84.125% of Pharaonic American Life Insurance Company is owned by ALICO and the remaining interests are owned by third parties.

      4. IGI Life Insurance Limited (Pakistan) - 12.296% of IGI Life Insurance Limited is owned by ALICO and the remaining is owned by third parties.

      5.    International Investment Holding Company Limited (Russia)

      6. MetLife Akcionarsko Drustvo za Zivotno Osiguranje (Serbia) - 99.98% of MetLife Akcionarska Drustvoza za Zivotno Osiguranje is owned by ALICO and the remaining 0.02% is owned by ITAS.

      7.    ALICO Management Services Limited (United Kingdom)

      8. PJSC MetLife (Ukraine) - 99.9988% of PJSC MetLife is owned by ALICO, 0.0006% is owned by ITAS and the remaining 0.0006% is owned by Borderland Investment Limited.

      9.    Borderland Investments Limited (USA-Delaware)

            a)    ALICO Hellas Single Member Limited Liability Company (Greece)

      10. International Technical and Advisory Services Limited ("ITAS") (USA-Delaware)

      11.   ALICO Operations LLC (USA-Delaware)

            a)    MetLife Asset Management Corp. (Japan)

      12. MetLife Colombia Seguros de Vida S.A. (Colombia) - 90.9999942% of MetLife Colombia Seguros de Vida S.A. is owned by ALICO, 9.0000011% is owned by ITAS, 0.00000157% is owned by Borderland Investments Limited, 0.00000157% by MetLife International Holdings, Inc. and 0.00000157% by Natiloportem Holdings, Inc.

      13. MetLife Mas, S.A. de C.V. (Mexico) - 99.99964399% of MetLife Mas, SA de CV is owned by ALICO and 0.00035601% is owned by ITAS.

      14. MetLife Seguros S.A. (Uruguay) - 74.9187% of MetLife Seguros S.A. is owned by ALICO, 25.0798% by MetLife, Inc. and 0.0015% by a third party (Oscar Schmidt).

      15. ALICO Properties, Inc. (USA-Delaware) - 51% of ALICO Properties, Inc. is owned by ALICO and the remaining interests are owned by third parties.

            a)    Global Properties, Inc. (USA-Delaware)

      16.   Alpha Properties, Inc. (USA-Delaware)

      17.   Beta Properties, Inc. (USA-Delaware)

      18.   Delta Properties Japan, Inc. (USA-Delaware)

      19.   Epsilon Properties Japan, Inc. (USA-Delaware)

      20.   Iris Properties, Inc. (USA-Delaware)

      21.   Kappa Properties Japan, Inc. (USA-Delaware)

      22. MetLife American International Group and Arab National Bank Cooperative Insurance Company (Saudi Arabia) - 30% of MetLife American International Group and Arab National Bank Cooperative Insurance Company is owned by ALICO and the remaining interest by third parties.

AA.   MetLife Global Benefits, Ltd. (Cayman Islands)

AB. Inversiones Metlife Holdco Dos Limitada (Chile) - 99.999338695% of Inversiones MetLife Holdco Dos Limitada is owned by MetLife, Inc., 0.00065469% is owned by MetLife International Holdings, Inc. and 0.000006613% is owned by Natiloportem.

AC.   MetLife Consumer Services, Inc. (DE)

AD.   MetLife Reinsurance Company of Delaware (DE)

1) The voting securities (excluding directors' qualifying shares, if any) of each subsidiary shown on the organizational chart are 100% owned by their respective parent corporation, unless otherwise indicated.

2) The Metropolitan Money Market Pool and MetLife Intermediate Income Pool are pass-through investment pools, of which Metropolitan Life Insurance Company and/or its subsidiaries and/or affiliates are general partners.

3) The MetLife, Inc. organizational chart does not include real estate joint ventures and partnerships of which MetLife, Inc. and/or its subsidiaries is an investment partner. In addition, certain inactive subsidiaries have also been omitted.

4) MetLife Services EEIG is a cost-sharing mechanism used in the EU for EU-affiliated members.

ITEM 27. NUMBER OF CONTRACT OWNERS



    As of June 30, 2015, there were 719,576 owners of qualified contracts and 170,843 owners of non-qualified contracts offered by the Registrant (Metropolitan Life Insurance Company Separate Account E).



ITEM 28. INDEMNIFICATION


    As described in their respective governing documents, MetLife, Inc. (the ultimate parent of the Depositor and MetLife Investors Distribution Company, the Registrant's principal underwriter (the "Underwriter")), which is incorporated in the state of Delaware, and the Depositor, which is incorporated in the state of New York, shall indemnify any person who is made or is threatened to be made a party to any civil or criminal suit, or any administrative or investigative proceeding, by reason of the fact that such person is or was a director or officer of the respective company, under certain circumstances, against liabilities and expenses incurred by such person.


    As described in its governing documents, the Underwriter, which is incorporated in the state of Missouri, may indemnify, under certain circumstances, any person who is made a party to any civil or criminal suit, or made a subject of any administrative or investigative proceeding by reason of the fact that he is or was a director, officer, or agent of the Underwriter. The Underwriter also has such other and further powers of indemnification as are not inconsistent with the laws of Missouri.


    MetLife, Inc. also has adopted a policy to indemnify employees ("MetLife Employees") of MetLife, Inc. or its affiliates ("MetLife"), including any MetLife Employees serving as directors or officers of the Depositor or the Underwriter. Under the policy, MetLife, Inc. will, under certain circumstances, indemnify MetLife Employees for losses and expenses incurred in connection with legal actions threatened or brought against them as a result of their service to MetLife. The policy excludes MetLife directors and others who are not MetLife Employees, whose rights to indemnification, if any, are as described in the charter, bylaws or other arrangement of the relevant company.


    MetLife, Inc. also maintains a Directors and Officers Liability and Corporate Reimbursement Insurance Policy under which the Depositor and the Underwriter, as well as certain other subsidiaries of MetLife, are covered. MetLife, Inc. also has secured a Financial Institutions Bond.



    Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the "Act") may be permitted to directors, officers and controlling persons of the Company, pursuant to the foregoing provisions, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.



ITEM 29. PRINCIPAL UNDERWRITERS


  (a) MetLife Investors Distribution Company is the principal underwriter for the following investment companies (other than Registrant):


       Met Investors Series Trust
       MetLife Investors USA Separate Account A
       MetLife Investors USA Variable Life Account A
       MetLife Investors Variable Annuity Account One
       MetLife Investors Variable Life Account One
       General American Separate Account Eleven
       General American Separate Account Twenty-Eight
       General American Separate Account Twenty-Nine
       General American Separate Account Two
       Security Equity Separate Account Twenty-Six
       Security Equity Separate Account Twenty-Seven

       MetLife of CT Separate Account QPN for Variable Annuities
       MetLife of CT Fund UL for Variable Life Insurance
       MetLife of CT Fund UL III for Variable Life Insurance
       MetLife of CT Separate Account Eleven for Variable Annuities Metropolitan Life Separate Account UL
       Metropolitan Series Fund
       Metropolitan Tower Life Separate Account One
       Metropolitan Tower Life Separate Account Two
       Paragon Separate Account A
       Paragon Separate Account B
       Paragon Separate Account C
       Paragon Separate Account D
       Metropolitan Life Variable Annuity Separate Account II
       Metropolitan Life Variable Annuity Separate Account I
       New England Life Retirement Investment Account
       New England Variable Annuity Fund I
       New England Variable Annuity Separate Account
       New England Variable Life Separate Account
       Separate Account No. 13S

  (b) MetLife Investors Distribution Company is the principal underwriter for the Contracts. The following persons are the officers and directors of MetLife Investors Distribution Company. The principal business address for MetLife Investors Distribution Company is 1095 Avenue of the Americas, New York, NY 10036.



NAME AND PRINCIPAL BUSINESS ADDRESS    POSITIONS AND OFFICES WITH UNDERWRITER
-------------------------------------  --------------------------------------------

Elizabeth M. Forget                    Director
Gragg Building
11225 North Community House Road
Charlotte, NC 28277

Paul A. LaPiana                        Director
Gragg Building
11225 North Community House Road
Charlotte, NC 28277

Gerard J. Nigro                        Director and Senior Vice President
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

Lance Carlson                          President
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

Kieran R. Mullins                      Executive Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277

Barbara A. Dare                        Senior Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277

Donald Leintz                          Senior Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277

John P. Kyne, III                      Vice President and Chief Compliance Officer
Gragg Building
11225 North Community House Road
Charlotte, NC 28277


NAME AND PRINCIPAL BUSINESS ADDRESS    POSITIONS AND OFFICES WITH UNDERWRITER
-------------------------------------  -------------------------------------------

John G. Martinez                       Vice President and Chief Financial Officer
18210 Crane Nest Drive
Tampa, FL 33647

Tyla L. Reynolds                       Vice President and Secretary
600 North King Street
Wilmington, DE 19801

Marlene B. Debel                       Treasurer
1095 Avenue of the Americas
New York, NY 10036


  (c) Compensation from the Registrant. The following commissions and other compensation were received by the Underwriter, directly or indirectly, from the Registrant during the Registrant's last fiscal year:



                   (1)                            (2)               (3)             (4)            (5)
                                            NET UNDERWRITING
                                             DISCOUNTS AND      COMPENSATION     BROKERAGE        OTHER
NAME OF PRINCIPAL UNDERWRITER                 COMMISSIONS      ON REDEMPTION    COMMISSIONS    COMPENSATION
-----------------------------------------  -----------------  ---------------  -------------  -------------

 MetLife Investors Distribution Company       $100,536,070             $0              $0             $0


ITEM 30. LOCATION OF ACCOUNTS AND RECORDS


    The following companies will maintain possession of the documents required by Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder:


    Metropolitan Life Insurance Company, 200 Park Avenue, New York, NY 10166


    MetLife, 1095 Avenue of the Americas, New York, NY 10036


    MetLife, One Financial Center, Boston, MA 02111


ITEM 31. MANAGEMENT SERVICES


    Not Applicable.


ITEM 32. UNDERTAKINGS


    a. The undersigned Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the financial statements in this registration statement are not more than 16 months old for as long as payments under these variable annuity contracts may be accepted.


    b. The undersigned Registrant hereby undertakes to include a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.


    c. The undersigned Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.


                                REPRESENTATIONS


    Metropolitan Life Insurance Company represents that the fees and charges deducted under the Contract described in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by Metropolitan Life Insurance Company.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf, in the city of Charlotte, and the state of North Carolina, on this 3rd day of September 2015.

                                     METROPOLITAN LIFE SEPARATE ACCOUNT E
                                     (Registrant)

                                     BY: METROPOLITAN LIFE INSURANCE COMPANY
                                     (Depositor)

                                     BY: /s/ Elizabeth M. Forget
                                         ---------------------------------------
                                         Elizabeth M. Forget
                                         Executive Vice President


                                     BY: METROPOLITAN LIFE INSURANCE COMPANY
                                     (Depositor)

                                     BY: /s/ Elizabeth M. Forget
                                         ---------------------------------------
                                         Elizabeth M. Forget
                                         Executive Vice President

                                   SIGNATURES

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on September 3, 2015.

           Signature                                  Title
           ---------                                  -----

* /s/ Steven A. Kandarian            Chairman of the Board, President, Chief
----------------------------------       Executive Officer and Director
Steven A. Kandarian

*/s/ John C. Hele                   Executive Vice President and Chief Financial
----------------------------------                   Officer
John C.R. Hele

*/s/ Peter M. Carlson                   Executive Vice President and Chief
----------------------------------             Accounting Officer
Peter M. Carlson

*/s/ Cheryl W. Grise                                Director
----------------------------------
Cheryl W. Grise

*/s/ Carlos M. Gutierrez                            Director
----------------------------------
Carlos M. Gutierrez

*/s/ R. Glenn Hubbard                               Director
----------------------------------
R. Glenn Hubbard

*/s/ Alfred F. Kelly, Jr.                           Director
----------------------------------
Alfred F. Kelly, Jr.

*/s/ Edward J. Kelly, III                           Director
----------------------------------
Edward J. Kelly, III

*/s/ William E. Kennard                             Director
----------------------------------
William E. Kennard

*/s/ James M. Kilts                                 Director
----------------------------------
James M. Kilts

*/s/ Catherine R. Kinney                            Director
----------------------------------
Catherine R. Kinney

* /s/ Denise M. Morrison                            Director
----------------------------------
Denise M. Morrison

*/s/ Kenton J. Sicchitano                           Director
----------------------------------
Kenton J. Sicchitano

*/s/ Lulu C. Wang                                   Director
----------------------------------
Lulu C. Wang

By: /s/ Michele H. Abate
    -------------------------------
    Michele H. Abate
    Attorney-In-Fact
    September 3, 2015

* Metropolitan Life Insurance Company. Executed by Michele H. Abate, Esq., on behalf of those indicated pursuant to powers of attorney incorporated herein by reference to Registrant's Post-Effective Amendment No. 1 to the Registration Statement on Form N-4 (File Nos. 333-198448/811-04001) filed as Exhibit 13 on April 15, 2015.

                                Index to Exhibits

4. (ii)    Contract Schedule (Standard Version)

4. (iii)   Contract Schedule (C Share Option)

10. Consent of Independent Registered Public Accounting Firm (Deloitte & Touche LLP)